NOTES PAYABLE – RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable Related Parties
NOTES PAYABLE – RELATED PARTIES

NOTE 6 – NOTES PAYABLE – RELATED PARTIES

Notes payable with related parties consists of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022

Note payable – related party (a)	$1,352,651	$1,352,651
Note payable – related party (b)	260,000	260,000
Note payable – related party (c)	125,500	125,500
Note payable – related party (d)	46,000	47,500
Total notes payable – related parties	$1,784,151	$1,785,651

(a)	On April 4, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At March 31, 2023 and December 31, 2022, outstanding principal was $1,352,651 and $1,352,651, respectively.

(b)	On May 6, 2022, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $300,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on May 6, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At March 31, 2023 and December 31, 2022, outstanding principal was $260,000 and $260,000, respectively.

(c)	On August 29, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. During the period ended March 31, 2023 Mr. Clark made additional advances of $80,000 that were repaid by the end of the period. At March 31, 2023 and December 31, 2022, outstanding principal was $125,500 and $125,500, respectively.

(d)	On February 19, 2019, the Company issued an unsecured Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. On March 15, 2022, the Company issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principal of $58,000. On April 3, 2023, the Company issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principal of $46,000 Principal payment of $500 per month, with final payment due in March 2024. The outstanding principal balance of this note at December 31, 2022 was $47,500. During the three months ended March 31, 2023, the Company made principal payments of $1,500, leaving an outstanding principal balance of $46,000 at March 31, 2023.

At December 31, 2022, accrued interest on notes payable to related parties was $153,959. During the three months ended March 31, 2023, the Company added $15,831 of additional accrued interest, leaving an accrued interest balance on the notes payable to related parties of $169,790 at December 31, 2022. Accrued interest is included in accounts payable and accrued expenses in the accompanying Condensed Consolidated Balance Sheets.

NOTE 7 – NOTES PAYABLE – RELATED PARTIES

Notes payable with related parties consists of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Note payable – related party (a)	$1,352,651	$1,352,651
Note payable – related party (b)	260,000	-
Note payable – related party (c)	125,500	125,500
Note payable – related party (d)	47,500	53,500
Total notes payable – related parties	1,785,651	1,531,651
Notes payable – related parties, current portion	(1,785,651)	(6,000)
Notes payable – related parties, net of current portion	$-	$1,525,651

(a)	On April 4, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2022 and 2021, outstanding principal was $1,352,651 and $1,352,651, respectively.

(b)	On May 6, 2022, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $300,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on May 6, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2022, the outstanding principal was $260,000.

(c)	On August 29, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. December 31, 2022 and December 31, 2021, outstanding principal was $125,500 and $125,500, respectively.

(d)	On February 19, 2019, the Company issued an unsecured Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. On March 15, 2022, the Company issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principal of $58,000. Principal payment of $500 per month, with final payment due in March 2023. The outstanding principal balance of this note at December 31, 2021 was $53,500. During the year ended December 31, 2022, the Company made principal payments of $6,000, leaving an outstanding principal balance of $47,500 at December 31, 2022.

At December 31, 2021, accrued interest on notes payable to related parties was $95,873. During the year ended December 31, 2022, the Company added $58,086 of additional accrued interest, leaving an accrued interest balance on the notes payable to related parties of $153,959 at December 31, 2022. Accrued interest is included in accounts payable and accrued expenses in the accompanying Condensed Consolidated Balance Sheets.